Note 19. Income Taxes (Detail) - Reconciliation of Expected Income Taxes to Reported Income Tax Expenses: (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Oct. 31, 2012		Oct. 31, 2011		Oct. 31, 2010
Expected income tax expense (recovery) at the 25% (2011 – 27%; 2010 – 30%) statutory rate	$ 893		$ 16,372		$ (25,050)
Increase (decrease) in taxes as a result of:
Change in valuation allowance on deferred tax assets	48,515		(406)		19,599
Tax benefit arising on utilization of R&D tax credits	(1,339)		(438)		(11)
Net changes in reserves for uncertain tax positions(a)	14,758	[1]	1,398	[1]	(10,217)	[1]
Foreign earnings taxed at rates different from the statutory rate	(264)		(1,166)		1,726
Stock-based compensation	397		471		269
Impact of income tax rate changes	(2,297)				1,065
Provision to previously filed tax returns	(5,744)		(671)		4,188
Other investment write downs			(109)
Non-deductible foreign exchange losses					6,950
Impact of non-deductible expenses and other differences	3,009		883		2,230
Reported income tax expense	32,393		17,122		187
Deferred tax rate differential [Member]
Increase (decrease) in taxes as a result of:
Income tax reconciliation, other adjustment	1,159		788		(562)
Non-taxable portion of capital loss on investments [Member]
Increase (decrease) in taxes as a result of:
Income tax reconciliation, other adjustment	$ (26,694)

[1]	Excludes net changes in reserves for uncertain tax positions related to discontinued operations.